PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Other current assets consist of the following as of March 31, 2026 and December 31, 2025:

	2026	2025
Prepaid expenses	$356,471	$1,218,174
Deferred financing costs	12,546	14,637
Deferred offering costs	967,934	—
Other	20,154	13,475
Total prepaid expenses and other current assets	$1,357,105	$1,246,286
8.

7.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2025 and December 31, 2024:

	2025	2024
Prepaid Expenses	$1,218,174	$306,839
Deferred financing costs	14,637	22,912
Other	13,475	9,668
Total prepaid expenses and other current assets	$1,246,286	$339,418